Current and future income taxes	12 Months Ended
Dec. 31, 2013
Current and Future Income Taxes [Abstract]
Current and future income taxes
10	Current and future income taxes

The Company has the following non-capital losses available to reduce taxable income of future years:

Expiry date	$

2029	65,242
2030	1,102,400
2031	1,159,614
2033	4,275,931

Significant components of the Company’s future tax assets are shown below:

	2013 $	2012 $

Non-capital losses carried forward	1,822,341	323,910
Financing costs	4,115	4,302
Scientific research and development	121,490	11,193

	1,947,946	339,405
Valuation allowance	(1,947,946)	(339,405)

Net future tax assets	-	-

The income tax benefit of these tax attributes have not been recorded in these financial statements because of the uncertainty of their recovery.

The Company’s effective income tax rate differs from the statutory income tax rate of 34% (2012 - 13.5%, 2011 - 13.5%).

The differences arise from the following items:

	2013 $	2012 $

Tax recovery at statutory income tax rates	(2,818,834)	(324,049)
Permanent differences	979,359	133,365
Effect of rate differentials between jurisdictions	320,965	-
Other	-	13,087
Effect of tax rate changes on future taxes	(305,647)	-
Change in valuation allowance	1,824,157	177,597

	-	-